DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Preludium B.V.
Disposal
Schedule of carrying amounts of assets and liabilities pertaining to the discontinued operation and reconciliation of the loss on disposal

As of December 3, 2019, the carrying amounts of assets and liabilities pertaining to the discontinued operation and reconciliation of the loss on disposal were as follows:

Property, plant and equipment	26,037
Right-of-use assets	8,175
Intangible assets	18,124
Goodwill	114
Other non-current assets	1,534
Other current assets	10,760
Cash and cash equivalents	4,181
Non-current liabilities	(9,009)
Current liabilities	(17,979)
Accumulated other comprehensive loss	7,948

Total consideration	(44,386)
In the form of:
Cash and cash equivalents (USD 645 million)	(41,567)
Deferred consideration (USD 12 million)	(774)
Fair value of contingent consideration (variable earn-out) as of December 3, 2019 (USD 32 million)	(2,045)

Loss on disposal	5,499

Net cash inflow arising on disposal:	37,386
Cash consideration received	41,567
Less: cash and cash equivalents disposed of	(4,181)

Schedule of discontinued operations included in the consolidated statements of profit or loss and cash flows

	For the year ended December 31,
	2020	2019	2018
Revenue	—	36,675	28,826
Expenses	—	(28,564)	(22,094)
Profit before tax	—	8,111	6,732
Attributable tax expense	—	(2,018)	(1,575)
Profit for the period	—	6,093	5,157
Profit/(loss) on disposal	2,101	(5,499)	—
Currency revaluation gain/(loss) on deferred consideration	154	(30)	—
Earn-out revaluation - fair value measurement	645	48	—
Earn-out revaluation - Currency revaluation gain/(loss)	(27)	(80)	—
Net income attributable to discontinued operations	2,873	532	5,157

Cash flows from (used in) discontinued operation are presented as follows:

	For the year ended December 31,
	2020	2019	2018

Net cash provided by operating activities	—	17,343	16,773
Net cash provided by/(used in) investing activities	2,998	(13,046)	(15,724)
Net cash used in financing activities	—	(1,114)	(1,057)

NVision Group
Disposal
Schedule of carrying amounts of assets and liabilities pertaining to the discontinued operation and reconciliation of the loss on disposal

As of October 30, 2020, the carrying amounts of discontinued operation net assets and reconciliation of the loss on disposal were as follows:

Property, plant and equipment	95
Intangible assets	245
Other non-current assets	220
Other current assets	2,912
Cash and cash equivalents	285
Non-current liabilities	(98)
Current liabilities	(3,281)
Accumulated other comprehensive loss	3

Total consideration	(369)
Satisfied by:
Cash and cash equivalents	(369)

Loss on disposal*	11
Net cash inflow arising on disposal:	84
Cash consideration received	369
Less: cash and cash equivalents disposed of	(285)

*Included in additional paid-in capital in consolidated statement of changes in shareholders’ equity, analogically to the purchase of JSC “Nvision Group” from Sistema in 2015.

Schedule of discontinued operations included in the consolidated statements of profit or loss and cash flows

	Year ended December 31,
	2020	2019	2018

Revenue	10,051	12,898	10,792
Expenses	(11,305)	(14,263)	(12,026)
Loss before tax	(1,254)	(1,365)	(1,234)
Attributable tax expense	(1,003)	(83)	(50)
Loss for the period	(2,257)	(1,448)	(1,284)
Net loss attributable to discontinued operations	(2,257)	(1,448)	(1,284)

Cash flows from (used in) discontinued operation are presented as follows:

	For the year ended December 31,
	2020	2019	2018

Net cash (used in)/provided by operating activities	(1,466)	(55)	(645)
Net cash provided by/(used in) investing activities	664	347	(551)
Net cash provided by/(used in) financing activities	748	(372)	1,220